Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation	Oct. 21, 2020
Inventory finished goods current	$ 300	$ 500
Impairment of long lived assets held for use	0	0	$ 0
Capitalized costs to obtain contract from customers	1,100	1,000	700
Capitalized contract cost, amortization	$ 862	808	$ 538
Percentage of unrecognized tax benefits to be realized for recognition in the income statement	50.00%
Equity method investments	$ 23,548	0
Operating lease right of use assets	$ 6,459			$ 18,400
Offsetting lease incentive				1,100
Operating lease liabilities				$ 19,500
Maven Topcos [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange Ratio	37.38624
Pointsbet Holding Pty Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investments	$ 0	$ 0
Accounts Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage	10.00%	11.00%
Accounts Payable [Member] | Supplier One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage	44.00%	61.00%